Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – Summary of Significant Accounting Policies

Liquidity

As of June 30, 2024 (Successor), the Company had a working capital deficiency of approximately $6,807 thousand and cash and cash equivalents of approximately $6,160 thousand. For the three and six months ended June 30, 2024 (Successor), the Company incurred net losses of approximately $5,256 thousand and $10,426 thousand, respectively. During the six months ended June 30, 2024 (Successor), the Company used approximately $2,560 thousand of cash for operating activities.

The Company cannot assure that it will ever earn revenues sufficient to support their operations, or that it will ever achieve profitable operations. The Company’s recurring losses and utilization of cash in its operations are indicators of substantial doubt that the entity can continue as a going concern however, with the Company’s current liquidity position the Company has taken the following steps to achieve efficient operations:

●	In January 2024, the Company streamlined its operations to conserve cash resources by laying off approximately 20% of the global employee headcount;
●	In February 2024, Google agreed to add the CXAI application platform to the Google Marketplace and signed a go-to-market partnership agreement. Google Cloud’s sales and marketing teams will work with CXAI on targeting key clients and providing them the best workplace platform experience. With this, the Management believes that this partnership would help boost the Company’s product capability revenue; and

●	In March 2024, the Company successfully negotiated for a 50% reduction in D&O insurance premium.

On May 22, 2024, the Company entered into a Securities Purchase Agreement (the “SPA”) with Streeterville Capital, LLC (“Lender”), pursuant to which the Lender desires to purchase up to $10,000 thousand in shares of the Company’s Common Stock, par value $0.0001. Pursuant to the SPA, the Company issued an unsecured convertible Pre-Paid Purchase to Lender. The convertible Pre-Paid Purchase has the original principal amount of $2,650 thousand. On June 3, 2024, the Company received net proceeds of $2,480 thousand, reflecting original issue discount of $125 thousand and Lender’s transaction cost of $20 thousand.

Management believes that the recent fundings are sufficient to address any potential going concern uncertainties, ensuring the Company’s ability to meet its obligations and continue operations for at least one year from the issuance date of these condensed consolidated financial statements. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan. The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the requirements of the Securities and Exchange Commission (the “SEC”) for interim reporting. Accordingly, since they are interim statements, they do not include all of the information and disclosures required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2024 are not necessarily indicative of the results that may be expected for other quarters or the year ending December 31, 2024. The condensed consolidated balance sheet as of December 31, 2023 has been derived from the audited financial statements as of that date. For more complete financial information, these condensed consolidated financial statements and the notes thereto should be read in conjunction with the audited financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2023, which was filed with the SEC on May 23, 2024.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during each of the reporting periods. Actual results could differ from those estimates. The Company’s significant estimates consist of:

●	the valuation of stock-based compensation;

●	the valuation of warrant liabilities;

●	the allowance for credit losses;

●	the valuation allowance for deferred tax assets; and

●	impairment of long-lived assets and goodwill.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, checking accounts, money market accounts, temporary investments and certificates of deposit with maturities of three months or less when purchased. As of June 30, 2024 (Successor), the Company had cash equivalents of approximately $5,706 thousand of certificates of deposit held by a number of banks limited to $250 thousand per bank with a duration of 90 days or less. As of December 31, 2023 (Successor), the Company had approximately $5,584 in cash equivalents.

Accounts Receivable, net and Allowance for Credit Losses

Accounts receivables are stated at the amount the Company expects to collect. The Company recognizes an allowance for credit losses to ensure accounts receivables are not overstated due to uncollectability. Allowance for credit losses are maintained for various customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings, or deterioration in such customer’s operating results or financial position. If circumstances related to a customer change, estimates of the recoverability of receivables would be further adjusted. The Company’s allowance for credit losses is approximately $0 thousand and $2 thousand as of June 30, 2024 (Successor) and December 31, 2023 (Successor), respectively.

Property and Equipment, net

Property and equipment are recorded at cost, less accumulated depreciation and amortization. The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets, which range from 5 to 10 years. Leasehold improvements are amortized over the lesser of the useful life of the asset or the initial lease term. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the economic life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized.

Intangible Assets, net

Intangible assets primarily consist of developed technology, customer lists/relationships, intellectual property agreements, export licenses and trade names/trademarks. They are amortized ratably over a range of 5 to 10 years, which approximates customer attrition rate and technology obsolescence. The Company assesses the carrying value of its intangible assets for impairment annually, or more frequently if an event or other circumstances indicates that the Company may not be able to recover the carrying amount of the assets. Based on its assessments, the Company did not incur any impairment charges for the three and six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor).

Goodwill

The Company tests goodwill for potential impairment at least annually, or more frequently if an event or other circumstance indicates that the Company may not be able to recover the carrying amount of the net assets of the reporting unit. The Company has determined that the reporting unit is the entire company, due to the integration of all of the Company’s activities. In evaluating goodwill for impairment, the Company may assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. If the Company bypasses the qualitative assessment, or if the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company performs a quantitative impairment test by comparing the fair value of a reporting unit with its carrying amount.

The Company calculates the estimated fair value of a reporting unit using a weighting of the income and market approaches. For the income approach, the Company uses internally developed discounted cash flow models that include the following assumptions, among others: projections of revenues, expenses, and related cash flows based on assumed long-term growth rates and demand trends; expected future investments to grow new units; and estimated discount rates. For the market approach, the Company uses internal analyses based primarily on market comparables, including public company method, guideline transaction method, and market price method. The Company bases these assumptions on its historical data and experience, third party appraisals, industry projections, micro and macro general economic condition projections, and its expectations. Based on its assessments, the Company did not incur any impairment charges for the three and six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor).

Leases and Right-of-Use Assets and Liabilities

The Company determines if an arrangement is a lease at its inception. Operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company generally uses their incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future payments, because the implicit rate of the lease is generally not known. Right-of-use assets related to the Company’s operating lease liabilities are measured at lease inception based on the initial measurement of the lease liability, plus any prepaid lease payments and less any lease incentives. The Company’s lease terms that are used in determining their operating lease liabilities at lease inception may include options to extend or terminate the leases when it is reasonably certain that the Company will exercise such options. The Company amortizes their right-of-use assets as operating lease expense generally on a straight-line basis over the lease term and classify both the lease amortization and imputed interest as operating expenses. The Company does not recognize lease assets and lease liabilities for any lease with an original lease term of less than one year.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Income tax benefits are recognized when it is probable that the deduction will be sustained. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will either expire before the Company is able to realize the benefit, or that future deductibility is uncertain.

Comprehensive Loss and Foreign Currency Translation

The Company reports comprehensive loss and its components in its condensed consolidated financial statements. Comprehensive loss consists of net loss and foreign currency translation adjustments, affecting stockholders’ equity that, under GAAP, are excluded from net loss.

Assets and liabilities related to the Company’s foreign operations are calculated using the Philippine Peso and Canadian Dollar and are translated at end-of-period exchange rates, while the related revenues and expenses are translated at average exchange rates prevailing during the period. Gains or losses resulting from transactions denominated in foreign currencies are included in other income (expenses) in the condensed consolidated statements of operations. The Company engages in foreign currency denominated transactions with customers that operate in functional currencies other than the U.S. dollar. Aggregate foreign currency net transaction gain were approximately $22 thousand, $76 thousand, and loss of $39 thousand, $39 thousand, and $28 thousand for the three months ended June 30, 2024 (Successor), for the six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor), respectively.

Convertible Debt

The Company issued convertible debt in May 2024, and evaluated to determine whether they contain features that qualify as embedded derivatives in accordance with ASC 815. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. In accounting for the issuance of the convertible debt, the Company treats the instrument wholly as a liability, in accordance with ASC 470, as the conversion features do not require bifurcation as a derivative in accordance with ASC 815 and the convertible debt was not issued at a substantial premium. Costs directly associated with the borrowing have been capitalized and are netted against the corresponding debt liabilities in the Company’s Condensed Consolidated Balance Sheets at issuance and amortized over the contractual term of the convertible debt instrument using the effective interest rate method.

Debt Issuance Costs

The costs related to the issuance of debt are capitalized and amortized to interest expense over the life of the related debt using the effective interest method. The amendments to FASB ASC 835-30 require that debt issuance costs be presented in the Condensed Consolidated Balance Sheets as a direct deduction from the carrying amount of long-term debt, consistent with debt discounts or premiums.

Revenue Recognition

The Company recognizes revenue, in accordance with ASC 606, when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from its software as a service for cloud-based software, as well as design, implementation and other professional services for work performed in conjunction with its cloud-based software. The Company enters into contracts with its customers whereby it grants a non-exclusive cloud-based license for the use of its proprietary software and for professional services. The contracts may also provide for on-going services for a specified price, which may include maintenance services, designated support, and enhancements, upgrades and improvements to the software, depending on the contract. Licenses for cloud software provide the customer with a right to use the software as it exists when made available to the customer. All software provides customers with the same functionality and differs mainly in the duration over which the customer benefits from the software.

The Company recognizes revenue in accordance with ASC 606 – Revenue from Contracts with Customers. The standard’s core principle is that an entity will recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new standard is a principles-based standard intended to better match the accounting for the transaction with the economics of the transaction. This requires entities to use more judgment and make more estimates than under previous revenue standards.

The standard introduces a five-step model for revenue recognition that replaces the four criteria for revenue recognition under previous GAAP. The five steps are shown below:

1.	Identify the contract with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to performance obligations; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation

License Subscription Revenue Recognition (Software As A Service)

With respect to sales of the Company’s license agreements, customers generally pay fixed annual fees in advance in exchange for the Company’s software service provided via electronic means, which are generally recognized ratably over the license term. Some agreements allow the customer to terminate their subscription contracts before the end of the applicable term, and in such cases the customer is generally entitled to a refund pro-rata but only for the elapsed time remaining at the point of termination, which would approximate the deferred revenue at such time. The Company’s performance obligation is satisfied over time as the electronic services are provided continuously throughout the service period. The Company recognizes revenue evenly over the service period using a time-based measure because the Company is providing continuous access to its service. The Company’s customers generally pay within 30 to 60 days from the receipt of a customer approved invoice.

The timing of the Company’s revenue recognition related to the licensing revenue stream is dependent on whether the software licensing agreement entered into represents a service. Software that relies on an entity’s IP and is delivered only through a hosting arrangement, where the customer cannot take possession of the software, is a service. Customers may purchase perpetual licenses or subscribe to licenses, which provide customers with the same functionality and differ mainly in the duration over which the customer benefits from the software.

Renewals or extensions of licenses are evaluated as distinct licenses and revenue attributed to the distinct service is not recognized until: (1) the entity provides the distinct license (or makes the license available) to the customer and (2) the customer is able to use and benefit from the distinct license. Renewal contracts are not combined with original contracts, and, as a result, the renewal right is evaluated in the same manner as all other additional rights granted after the initial contract. The revenue is not recognized until the customer can begin to use and benefit from the license, which is typically at the beginning of the license renewal period. The Company recognizes revenue resulting from renewal of licensed software over time.

Professional Services Revenue Recognition

The Company provides integration and software customization professional services to its customers.

Professional services under milestone contracts are accounted for using the percentage of completion method. As soon as the outcome of a contract can be estimated reliably, contract revenue is recognized in the statement of operations in proportion to the stage of completion of the contract. Contract costs are expensed as incurred. Contract costs include all amounts that relate directly to the specific contract, are attributable to contract activity, and are specifically chargeable to the customer under the terms of the contract.

Professional services are also contracted on the fixed fee and in some cases on a time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company’s time and materials contracts are paid weekly or monthly based on hours worked. Revenue on time and material contracts is recognized based on a fixed hourly rate as direct labor hours are expended. Materials, or other specified direct costs, are reimbursed as actual costs and may include markup. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date. For fixed fee contracts provided by in house personnel, the Company recognizes revenue evenly over the service period using a time-based measure because the Company is providing continuous service. Because the Company’s contracts have an expected duration of one year or less, the Company has elected the practical expedient in ASC 606-10-50-14(a) to not disclose information about its remaining performance obligations. Anticipated losses are recognized as soon as they become known.

For the three months and six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor), the Company did not incur any such losses. These amounts are based on known and estimated factors.

Contract Balances

The timing of the Company’s revenue recognition may differ from the timing of invoicing to and payment by its customers. The Company records an unbilled receivable when revenue is recognized prior to invoicing and the Company has an unconditional right to payment. Alternatively, when invoicing a customer precedes the Company providing of the related services, the Company records deferred revenue until the performance obligations are satisfied. The Company had deferred revenue of approximately $2,936 thousand and $2,878 thousand as of June 30, 2024 (Successor) and December 31, 2023 (Successor), respectively, related to customer invoices rendered in advance for software licenses and professional services provided by the Company’s technical staff.

The Company expects to satisfy its remaining performance obligations for the deferred revenue associated with professional services, and recognize the deferred revenue related to licenses generally over the remaining contract term which is generally twelve months following the commencement of the license. The Company recognized revenue in the reporting period of $1,872 thousand, $729 thousand, and $865 thousand, that was included in the contract liability balance at the beginning of the period, for the six months ended June 30, 2024 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and for the period from January 1, 2023 to March 14, 2023 (Predecessor), respectively.

Costs to Obtain a Contract

The Company recognizes eligible sales commissions as an asset within prepaid expenses and other current assets as the commissions are an incremental cost of obtaining a contract with the customer and the Company expects to recover these costs. The capitalized costs are amortized over the expected contract term.

Cost to Fulfill a Contract

The Company incurs costs to fulfill their obligations under a contract once it has obtained the contract. These costs are generally not significant and are recorded to expense as incurred.

Multiple Performance Obligations

The Company enters into contracts with customers for its technology that include multiple performance obligations. Each distinct performance obligation was determined by whether the customer could benefit from the good or service on its own or together with readily available resources. The Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company’s process for determining standalone selling price considers multiple factors including the Company’s internal pricing model and market trends that may vary depending upon the facts and circumstances related to each performance obligation.

Sales and Use Taxes

The Company presents transactional taxes such as sales and use tax collected from customers and remitted to government authorities on a net basis.

Shipping and Handling Costs

Shipping and handling costs are expensed as incurred as part of cost of revenues. These costs were deemed to be de minimis during each of the reporting periods.

Research and Development

Research and development (“R&D”) costs are expensed when incurred. R&D expenses consist primarily of personnel and related headcount costs, costs of professional services associated with the ongoing development of the Company’s technology, and allocated overhead.

Business Combinations

The Company accounts for business combinations under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 “Business Combinations” using the acquisition method of accounting, and accordingly, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill. All acquisition costs are expensed as incurred. Upon acquisition, the accounts and results of operations are included as of and subsequent to the acquisition date.

Segments

The Company and its Chief Executive Officer (“CEO”), acting as the Chief Operating Decision Maker (“CODM”) determines its reporting units in accordance with FASB ASC 280, “Segment Reporting” (“ASC 280”). The Company evaluates a reporting unit by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated. The Company has one operating segment and reporting unit. The Company is organized and operated as one business. Management reviews its business as a single operating segment, using financial and other information rendered meaningful only by the fact that such information is presented and reviewed in the aggregate.

Stock-based Compensation

The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The Company has issued stock-based compensation awards in the form of options and restricted stock units. Fair value for options and restricted stock units are valued using the closing price of the Company’s common stock on the date of grant. The grant date fair value is recognized over the requisite service period during which an employee and non-employee is required to provide service in exchange for the award.

The grant date fair value of options is estimated using the Black-Scholes option pricing model based on the average of the high and low stock prices at the grant date for awards under the CXApp Inc. 2023 Equity Incentive Plan (the “Incentive Plan”). The risk-free interest rate assumptions were based upon the observed interest rates appropriate for the expected term of the equity instruments. The expected dividend yield is assumed to be zero as the Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future. The Company uses the simplified method to estimate the expected term. The Company estimates forfeitures at the time of grant and revises these estimates in subsequent periods if actual forfeitures differ from those estimates.

Derivative Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. The Company currently has two sets of warrants outstanding, known as the Private Placement Warrants and the Public Warrants, which are both classified as a liability.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance or modification. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance as a warrant liability, and adjusted to the then fair value in each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash loss on the condensed consolidated statements of operations and amounting to $1,051 thousand, $2,523 thousand, $12,040 thousand, $10,354 thousand, and $0 thousand for the three months ended June 30, 2024 (Successor), for the six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor), respectively. The Company utilized the Public Warrant quoted market price as the fair value of the Warrants as of each relevant date.

Earnings Per Share

The Company computes basic and diluted earnings per share by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share are similarly calculated with the inclusion of dilutive common stock equivalents. For the three and six months ended June 30, 2024 (Successor), basic and dilutive net loss per common share were the same since the inclusion of common shares issuable pursuant to the exercise of options, warrants, and vesting of restricted units in the calculation of diluted net loss per common shares would have been anti-dilutive. For the period from March 15, 2023 to March 31, 2023 (Successor), the common shares issuable were excluded from the calculation because (i) the warrants were below their exercise price and (ii) the stock options were not vested.

The following table summarizes the number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share for the three and six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), and for the period from March 15, 2023 to June 30, 2023 (Successor).

(in thousands)	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024	Three Months Ended June 30, 2023	Period from March 15, 2023 to June 30, 2023
Stock options	1,620	1,548	985	985
Restricted stock units	533	512	160	160
Warrants	21,032	21,032	24,080	24,080
Total	23,185	23,092	25,225	25,225

Fair Value Measurements

FASB ASC 820, “Fair Value Measurements” (“ASC 820”), provides guidance on the development and disclosure of fair value measurements. The Company follows this authoritative guidance for fair value measurements, which defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles in the United States, and expands disclosures about fair value measurements. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

●	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

●	Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

●	Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management. The fair value of the warrants has been measured based on the listed market price of such warrants, a Level 1 measurement. For the three months ended June 30, 2024 (Successor), for the six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor), the Company recognized, in the consolidated statements of operations and comprehensive income, unrealized loss of $1,051 thousand, $2,523 thousand, $12,040 thousand, $10,354 thousand, and $0 thousand, respectively. See Note 10.

The Company accounts for its public and private warrants as a derivative liability initially measured at its fair values and remeasured in the condensed consolidated statements of operations at the end of each reporting period. When the warrants are exercised, the corresponding derivative liability is de-recognized at the underlying fair value of the Class A common stock that is issued to the warrant holder less any cash paid in accordance with the warrant agreement. Upon either cash or cashless exercise, the de-recognized derivative liability results in an increase in additional paid in capital equal to the difference between the fair value of the underlying Class A common stock and its par value. A cashless exercise results in the warrant holder surrendering Class A common stock equal to the stated warrant exercise price based on the contractual terms in the warrant agreement that governs the cashless conversion.

The following table shows the changes in fair value of the liabilities:

Warrant liability – January 1, 2024	$1,683
Change in FV of derivative instruments	1,472
Warrant liability – March 31, 2024	3,155
Change in FV of derivative instruments	1,051
Warrant liability – June 30, 2024	$4,206

Warrant liability – March 15, 2023	$2,649
Change in FV of derivative instruments	(1,686)
Warrant liability – March 31, 2023	963
Change in FV of derivative instruments	12,040
Warrant liability – June 30, 2023	$13,003

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, unbilled and other receivables and accounts payable. The Company determines the estimated fair value of such financial instruments presented in these financial statements using available market information and appropriate methodologies.

Carrying Value, Recoverability and Impairment of Long-Lived Assets

The Company follows FASB ASC 360 “Property, Plant, and Equipment” (“ASC 360”) for its long-lived assets. Pursuant to ASC 360-10-35-17, an impairment loss shall be recognized only if the carrying amount of a long-lived asset (asset group) is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset (asset group) is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset (asset group). That assessment shall be based on the carrying amount of the asset (asset group) at the date it is tested for recoverability. An impairment loss shall be measured as the amount by which the carrying amount of a long-lived asset (asset group) exceeds its fair value. Pursuant to ASC 360-10-35-20 if an impairment loss is recognized, the adjusted carrying amount of a long-lived asset shall be its new cost basis. For a depreciable long-lived asset, the new cost basis shall be depreciated (amortized) over the remaining useful life of that asset. Restoration of a previously recognized impairment loss is prohibited.

Pursuant to ASC 360-10-35-21, the Company’s long-lived asset (asset group) is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. The Company considers the following to be some examples of such events or changes in circumstances that may trigger an impairment review: (a) significant decrease in the market price of a long-lived asset (asset group); (b) a significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition; (c) a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset (asset group), including an adverse action or assessment by a regulator; (d) an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset (asset group); (e) a current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset (asset group); and (f) a current expectation that, more likely than not, a long-lived asset (asset group) will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company tests its long-lived assets for potential impairment indicators at least annually and more frequently upon the occurrence of such events.

Based on its assessments, the Company recorded no impairment charges on long-lived assets for the three and six months ended June 30, 2024 (Successor), for the three months ended June 30, 2023 (Successor), for the period from March 15, 2023 to June 30, 2023 (Successor), and the period from January 1, 2023 to March 14, 2023 (Predecessor).

Recently Issued Accounting Standards Not Yet Adopted

In October 2023, the FASB issued ASU 2023-06 “Disclosure Improvements”, which amends the codification in response to the SEC’s Disclosure Update and Simplification Initiative. The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective. The Company is currently assessing the potential impact of ASU 2023-06 and does not expect the adoption of this guidance will have a material impact on its condensed consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-08, Intangibles – Goodwill and Other – Crypto Assets (Subtopic 350-60) which requires holdings of certain crypto assets to be measured at fair value at each reporting period with changes in fair value recorded through earnings. The amendments apply to assets meeting certain defined characteristics and require crypto assets to be presented separately from other intangible assets on the balance sheet with changes in fair value presented separately from other changes in intangible assets on the income statement. Requires extensive disclosure about crypto assets measured at fair value on an interim and annual basis, requires an annual roll forward of an entity’s crypto holdings, and specifies certain statement of cash flows presentation for crypto assets received as noncash consideration in the ordinary course of business and converted nearly immediately into cash. The new guidance is effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. We are currently evaluating the impact of this standard on our condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) that enhances transparency into income tax disclosures. Requires annual disclosure of certain information relating to the rate reconciliation, income taxes paid by jurisdiction, income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign, and income tax expense (or benefit) from continuing operations disaggregated by federal (national), state, and foreign. Eliminates certain requirements relating to unrecognized tax benefits and certain deferred tax disclosure relating to subsidiaries and corporate joint ventures. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. We are currently evaluating the impact of this standard on our condensed consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01, “Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards,” which clarifies how an entity determines whether a profits interest or similar award is within the scope of Topic 718, or is not a share-based payment arrangement and therefore within the scope of other guidance. ASU 2024-01 adds an example with multiple fact patterns and illustrates how an entity evaluates common terms and characteristics of profits interests and similar awards to reach a conclusion about whether an award meets the conditions in Topic 718. It also amends certain language in the “Scope” and “Scope Exceptions” sections of Topic 718 to improve its clarity and operability without changing the guidance. ASU 2024-01 is effective for the Company for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Entities may apply the guidance either retrospectively to all periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. We are currently evaluating the impact of this standard on our condensed consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02 “Codification Improvements—Amendments to Remove References to the Concept Statements,” which amends the Codification to remove references to various FASB Concepts Statements and impacts a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance, but in most instances the references removed are extraneous and are not required to understand or apply the guidance. Generally, the amendments in ASU 2024-02 are not intended to result in significant accounting changes for most entities. ASU 2024-02 is effective for the Company for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Entities may apply the guidance either retrospectively to the beginning of the earliest comparative period presented or prospectively to all new or modified transactions recognized on or after the date of adoption. We are currently evaluating the impact of this standard on our condensed consolidated financial statements.

NOTE 2 – Summary of Significant Accounting Policies

Liquidity

As of December 31, 2023 (Successor), the Company had a working capital deficit of approximately $1,287 thousand and cash and cash equivalents of approximately $6,275 thousand. For the period from March 15, 2023, to December 31, 2023 (Successor), the Company incurred $49,238 thousand of net loss. For the period from March 15, 2023, to December 31, 2023 (Successor), the Company used approximately $12,766 thousand of cash for operating activities, of which $5,876 thousand was from a reduction in accrued liabilities, primarily paying merger related transaction liabilities.

The Company cannot assure that it will ever earn revenues sufficient to support their operations, or that it will ever achieve profitable operations. The Company’s recurring losses and utilization of cash in its operations are indicators of substantial doubt that the entity can continue as a going concern however, with the Company’s current liquidity position, the Company has taken steps to reduce operating expenses resulting in a more efficient cost structure. The Company discussed plans to finance its future working capital requirements and capital expenditures from cash generated from operating activities, cash raised under the equity line financing agreement for up to $10,000 thousand, with an initial draw of $2,500 thousand in the second quarter of 2024, and cash raised under the promissory note of $3,000 thousand dollars payable by December 2024. Management believes that these actions, when implemented, will result in operational efficiencies, cost savings to the company, and access to funds when and if needed. While the Company believes in the viability of its strategy to generate revenues and in its ability to raise additional funds, there can be no assurances to that effect for the twelve months from the issuance of these consolidated financial statements. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during each of the reporting periods. Actual results could differ from those estimates. The Company’s significant estimates consist of:

●	the valuation of stock-based compensation;

●	the valuation of warrant liabilities;

●	the allowance for credit losses;

●	the valuation allowance for deferred tax assets; and

●	impairment of long-lived assets and goodwill.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances have been eliminated in consolidation.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, checking accounts, money market accounts, temporary investments and certificates of deposit with maturities of three months or less when purchased. As of December 31, 2023 (Successor), the Company had cash equivalents of approximately $5,584 thousand of certificates of deposit held by a number of banks limited to $250 thousand per bank with a duration of 90 days or less. As of December 31, 2022 (Predecessor), the Company had no cash equivalents.

Accounts Receivable, net and Allowance for Credit Losses

Accounts receivables are stated at the amount the Company expects to collect. The Company recognizes an allowance for credit loss to ensure accounts receivable are not overstated due to uncollectability. Allowance for credit losses is maintained for various customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional allowance for credit losses is recorded for individual accounts when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings, or deterioration in such customer’s operating results or financial position. If circumstances related to a customer change, estimates of the recoverability of receivables would be further adjusted.

The Company adopted ASU 2016-13 in the first quarter of fiscal 2023, March 31, 2023, and the impact of the adoption was not material. The allowance for credit losses as of December 31, 2023 (Successor) is approximately $2 thousand.

Property and Equipment, net

Property and equipment are recorded at cost, less accumulated depreciation and amortization. The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets, which range from 5 to 10 years. Leasehold improvements are amortized over the lesser of the useful life of the asset or the initial lease term. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the economic life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized. Depreciation expense related to property and equipment is not included as part of cost of revenues, but as part of operating expenses.

Intangible Assets

Intangible assets primarily consist of developed technology, customer lists/relationships, non-compete agreements, intellectual property agreements, export licenses and trade names/trademarks. They are amortized ratably over a range of 5 to 10 years, which approximates customer attrition rate and technology obsolescence. The Company assesses the carrying value of its intangible assets for impairment annually, or more frequently if an event or other circumstances indicates that the Company may not be able to recover the carrying amount of the assets. Based on its assessments, the Company did not incur any impairment charges for the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), or for the year ended December 31, 2022 (Predecessor).

Goodwill

The Company tests goodwill for potential impairment at least annually, or more frequently if an event or other circumstance indicates that the Company may not be able to recover the carrying amount of the net assets of the reporting unit. The Company has determined that the reporting unit is the entire company, due to the integration of all of the Company’s activities. In evaluating goodwill for impairment, the Company may assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. If the Company bypasses the qualitative assessment, or if the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company performs a quantitative impairment test by comparing the fair value of a reporting unit with its carrying amount.

The determination of whether goodwill is impaired involves a significant level of judgment in these assumptions, and changes in our forecasts, business strategy, government regulations, or economic or market conditions could significantly impact these judgments, potentially decreasing the fair value of our reporting unit. Any resulting impairment charges could have a material impact on our results of operations.

The Company calculates the estimated fair value of a reporting unit using a weighting of the income and market approaches. For the income approach, the Company uses internally developed discounted cash flow models that include the following assumptions, among others: projections of revenues, expenses, and related cash flows based on assumed long-term growth rates and demand trends; expected future investments to grow new units; and estimated discount rates. For the market approach, the Company uses internal analyses based primarily on market comparables. The Company bases these assumptions on its historical data and experience, third-party appraisals, industry projections, micro and macro general economic condition projections, and its expectations. Based on its assessments, the Company incurred an impairment charge of $36,056 thousand for the period from March 15, 2023, to December 31, 2023 (Successor) and did not incur impairment for the period from January 1, 2023, to March 14, 2023 (Predecessor). The Company incurred an impairment charge of approximately $5,540 thousand for the year ended December 31, 2022 (Predecessor).

Leases and Right-of-Use Assets and Liabilities

The Company determines if an arrangement is a lease at its inception. Operating lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The Company generally uses their incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future payments, because the implicit rate of the lease is generally not known. Right-of-use assets related to the Company’s operating lease liabilities are measured at lease inception based on the initial measurement of the lease liability, plus any prepaid lease payments and less any lease incentives. The Company’s lease terms that are used in determining their operating lease liabilities at lease inception may include options to extend or terminate the leases when it is reasonably certain that the Company will exercise such options. The Company amortizes their right-of-use assets as operating lease expense generally on a straight-line basis over the lease term and classify both the lease amortization and imputed interest as operating expenses. The Company does not recognize lease assets and lease liabilities for any lease with an original lease term of less than one year.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Income tax benefits are recognized when it is probable that the deduction will be sustained. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will either expire before the Company is able to realize the benefit, or that future deductibility is uncertain.

Comprehensive Income (Loss) and Foreign Currency Translation

The Company reports comprehensive income (loss) and its components in its consolidated financial statements. Comprehensive loss consists of net loss and foreign currency translation adjustments, affecting stockholders’ equity that, under GAAP, are excluded from net loss.

Assets and liabilities related to the Company’s foreign operations are calculated using the Philippine Peso and Canadian Dollar, and are translated at end-of period exchange rates, while the related revenues and expenses are translated at average exchange rates prevailing during the period. Gains or losses resulting from transactions denominated in foreign currencies are included in other income (expense) in the consolidated statements of operations. The Company engages in foreign currency denominated transactions with customers that operate in functional currencies other than the U.S. dollar. Aggregate foreign currency net transaction losses were not material for the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), and for the year ended December 31, 2022 (Predecessor).

Debt Issuance Cost

The costs related to the issuance of debt are capitalized and amortized to interest expense over the life of the related debt using the effective interest method. The amendments to FASB ASC 835-30 require that debt issuance costs be presented in the Consolidated Balance Sheet as a direct deduction from the carrying amount of debt, consistent with debt discounts or premiums.

Revenue Recognition

The Company recognizes revenue, in accordance with ASC 606, when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from its software as a service for cloud based software, as well as design, implementation and other professional services for work performed in conjunction with its cloud based software. The Company enters into contracts with its customers whereby it grants a non-exclusive cloud-based license for the use of its proprietary software and for professional services. The contracts may also provide for on-going services for a specified price, which may include maintenance services, designated support, and enhancements, upgrades and improvements to the software, depending on the contract. Licenses for cloud software provide the customer with a right to use the software as it exists when made available to the customer. All software provides customers with the same functionality and differs mainly in the duration over which the customer benefits from the software.

CXApp has done an analysis of its revenue recognition process and found that the same steps taken by the Company agrees with ASC 606 – Revenue from Contracts with Customers. The standard’s core principle is that an entity will recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new standard is a principles-based standard intended to better match the accounting for the transaction with the economics of the transaction. This requires entities to use more judgment and make more estimates than under previous revenue standards.

The standard introduces a five-step model for revenue recognition that replaces the four criteria for revenue recognition under previous GAAP. The five steps are shown below:

1.	Identify the contract with a customer,

2.	Identify the performance obligations in the contract,

3.	Determine the transaction price,

4.	Allocate the transaction price to performance obligations, and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

License Subscription Revenue Recognition (Software As A Service)

With respect to sales of the Company’s license agreements, customers generally pay fixed annual fees in advance in exchange for the Company’s software service provided via electronic means, which are generally recognized ratably over the license term. Some agreements allow the customer to terminate their subscription contracts before the end of the applicable term, and in such cases the customer is generally entitled to a refund pro rata but only for the elapsed time remaining at the point of termination, which would approximate the deferred revenue at such time. The Company’s performance obligation is satisfied over time as the electronic services are provided continuously throughout the service period. The Company recognizes revenue evenly over the service period using a time-based measure because the Company is providing continuous access to its service. The Company’s customers generally pay within 30 to 60 days from the receipt of a customer approved invoice.

The timing of the Company’s revenue recognition related to the licensing revenue stream is dependent on whether the software licensing agreement entered into represents a service. Software that relies on an entity’s IP and is delivered only through a hosting arrangement, where the customer cannot take possession of the software, is a service. Customers may purchase perpetual licenses or subscribe to licenses, which provide customers with the same functionality and differ mainly in the duration over which the customer benefits from the software.

Renewals or extensions of licenses are evaluated as distinct licenses and revenue attributed to the distinct service is not recognized until (1) the entity provides the distinct license (or makes the license available) to the customer and (2) the customer is able to use and benefit from the distinct license. Renewal contracts are not combined with original contracts, and, as a result, the renewal right is evaluated in the same manner as all other additional rights granted after the initial contract. The revenue is not recognized until the customer can begin to use and benefit from the license, which is typically at the beginning of the license renewal period. The Company recognizes revenue resulting from renewal of licensed software over time.

Professional Services Revenue Recognition

The Company provides integration and software customization professional services to its customers.

Professional services under milestone contracts are accounted for using the percentage of completion method. As soon as the outcome of a contract can be estimated reliably, contract revenue is recognized in the statement of operations in proportion to the stage of completion of the contract. Contract costs are expensed as incurred. Contract costs include all amounts that relate directly to the specific contract, are attributable to contract activity, and are specifically chargeable to the customer under the terms of the contract.

Professional services are also contracted on the fixed fee and in some cases on a time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company’s time and materials contracts are paid weekly or monthly based on hours worked. Revenue on time and material contracts is recognized based on a fixed hourly rate as direct labor hours are expended. Materials, or other specified direct costs, are reimbursed as actual costs and may include markup. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date. For fixed fee contracts provided by in house personnel, the Company recognizes revenue evenly over the service period using a time-based measure because the Company is providing continuous service. Because the Company’s contracts have an expected duration of one year or less, the Company has elected the practical expedient in ASC 606-10-50-14(a) to not disclose information about its remaining performance obligations. Anticipated losses are recognized as soon as they become known. For the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), and year ended December 31, 2022 (Predecessor), the Company did not incur any such losses. These amounts are based on known and estimated factors.

Contract Balances

The timing of the Company’s revenue recognition may differ from the timing of invoicing to and payment by its customers. The Company records an unbilled receivable when revenue is recognized prior to invoicing and the Company has an unconditional right to payment. Alternatively, when invoicing a customer precedes the Company providing of the related services, the Company records deferred revenue until the performance obligations are satisfied. The Company had deferred revenue of approximately $2,878 thousand and $2,162 thousand as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor), respectively, related to customer invoices rendered in advance for software licenses and professional services provided by the Company’s technical staff. The Company expects to satisfy its remaining performance obligations for the deferred revenue associated with professional services, and recognize the deferred revenue related to licenses generally over the remaining contract term which is generally twelve months following the commencement of the license. The Company recognized revenue in the reporting period of $2,163 thousand, $865 thousand, and $2,820 thousand, that was included in the deferred revenue at the beginning of the period, for the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), and for the year ended December 31, 2022 (Predecessor), respectively.

Costs to Obtain a Contract

The Company recognizes eligible sales commissions as an asset within prepaid expenses and other current assets as the commissions are an incremental cost of obtaining a contract with the customer and the Company expects to recover these costs. The capitalized costs are amortized over the expected contract term.

Cost to Fulfill a Contract

The Company incurs costs to fulfill their obligations under a contract once it has obtained the contract. These costs are generally not significant and are recorded to expense as incurred.

Multiple Performance Obligations

The Company enters into contracts with customers for its technology that include multiple performance obligations. Each distinct performance obligation was determined by whether the customer could benefit from the good or service on its own or together with readily available resources. The Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company’s process for determining standalone selling price considers multiple factors including the Company’s internal pricing model and market trends that may vary depending upon the facts and circumstances related to each performance obligation.

Sales and Use Taxes

The Company presents transactional taxes such as sales and use tax collected from customers and remitted to government authorities on a net basis.

Shipping and Handling Costs

Shipping and handling costs are expensed as incurred as part of cost of revenues. These costs were deemed to be de minimis during each of the reporting periods.

Research and Development

Research and development (“R&D”) costs are expensed when incurred. R&D expenses consist primarily of personnel and related headcount costs, costs of professional services associated with the ongoing development of the Company’s technology, and allocated overhead.

Business Combinations

The Company accounts for business combinations under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805 “Business Combinations” using the acquisition method of accounting, and accordingly, the assets and liabilities of the acquired business are recorded at their fair values at the date of acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill. All acquisition costs are expensed as incurred. Upon acquisition, the accounts and results of operations are included as of and subsequent to the acquisition date.

Segments

The Company and its Chief Executive Officer (“CEO”), acting as the Chief Operating Decision Maker (“CODM”) determines its reporting units in accordance with FASB ASC 280, “Segment Reporting” (“ASC 280”). The Company evaluates a reporting unit by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated. The Company has one operating segment and reporting unit. The Company is organized and operated as one business. Management reviews its business as a single operating segment, using financial and other information rendered meaningful only by the fact that such information is presented and reviewed in the aggregate.

Stock-Based Compensation

The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The Company has issued stock-based compensation awards in the form of options and restricted stock units. Fair value for options and restricted stock units are valued using the closing price of our common stock on the date of grant. The grant date fair value is recognized over the requisite service period during which an employee and non-employee is required to provide service in exchange for the award.

The grant date fair value of options is estimated using the Black-Scholes option pricing model based on the average of the high and low stock prices at the grant date for awards under the CXApp Inc. 2023 Equity Incentive Plan (the “Incentive Plan”). The risk-free interest rate assumptions were based upon the observed interest rates appropriate for the expected term of the equity instruments. The expected dividend yield is assumed to be zero as the Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future. The Company uses the simplified method to estimate the expected term.

The Company estimates forfeitures at the time of grant and revises these estimates in subsequent periods if actual forfeitures differ from those estimates.

Derivative Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. The Company currently has two sets of warrants outstanding, known as the private placement warrants and the public warrants, which are both classified as a liability.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance or modification. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance as a warrant liability, and adjusted to the then fair value in each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations and amounted to approximately $4,714 thousand of a loss for the period from March 15, 2023, to December 31, 2023 (Successor). The Company utilized the public warrant quoted market price as the fair value of the warrants as of each relevant date.

Earnings Per Share

The Company computes basic and diluted earnings per share by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share are similarly calculated with the inclusion of dilutive common stock equivalents. For the year ended December 31, 2023, basic and dilutive net income (loss) per common share were the same since the inclusion of common shares issuable pursuant to the exercise of options, warrants, and vesting of restricted units in the calculation of diluted net loss per common shares would have been anti-dilutive.

The following table summarizes the number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share for the year ended December 31, 2023.

Successor
(in thousands)	Year Ended December 31, 2023
Stock options	985
Restricted stock units	821
Warrants	21,032
Total	22,838

No calculation for Earnings Per Share was made for the year ended 2022 because CXApp only commenced operations in March 15, 2023.

Fair Value Measurements

FASB ASC 820, “Fair Value Measurements” (“ASC 820”), provides guidance on the development and disclosure of fair value measurements. The Company follows this authoritative guidance for fair value measurements, which defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles in the United States, and expands disclosures about fair value measurements. The guidance requires fair value measurements be classified and disclosed in one of the following three categories:

●	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

●	Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

●

Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management. The fair value of the warrants has been measured based on the listed market price of such warrants, a Level 1 measurement. For the period ended March 15, 2023 to December 31, 2023 (Successor), the Company recognized an unrealized loss in the Statements of Operations and Comprehensive Income of $4,714 thousand which is presented as change in fair value of derivative liability.

The Company accounts for its public and private warrants as a derivative liability initially measured at its fair values and remeasured in the consolidated statements of operations at the end of each reporting period. When the warrants are exercised, the corresponding derivative liability is de-recognized at the underlying fair value of the Class A common stock that is issued to the warrant holder less any cash paid in accordance with the warrant agreement. Upon either cash or cashless exercise, the de-recognized derivative liability results in an increase in additional paid in capital equal to the difference between the fair value of the underlying Class A common stock and its par value. A cashless exercise results in the warrant holder surrendering Class A common stock equal to the stated warrant exercise price based on the contractual terms in the warrant agreement that governs the cashless conversion.

The following table shows the changes in fair value of the liabilities during the period ended December 31, 2023:

Balance at March 15, 2023	$2,649
Change in FV of derivative instruments	(1,686)
Balance at March 31, 2023	963
Change in FV of derivative instruments	12,040
Balance at June 30, 2023	$13,003
Change in FV of derivative instruments	(5,220)
FV of Warrants cash exercised and exchanged for Class A common stock (see Note 11 - Warrants)	(1,237)
Loss on warrant extinguishment	(3,894)
FV of Warrants cashless exercised for Class A common stock (see Note 11 - Warrants)	(549)
Balance at September 30, 2023	$2,103
Change in FV of derivative instruments	(420)
Balance at December 31, 2023	$1,683

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, notes and other receivables and accounts payable. The Company determines the estimated fair value of such financial instruments presented in the financial statements is equal to its carrying value due to their short-term nature.

Carrying Value, Recoverability and Impairment of Long-Lived Assets

The Company follows FASB ASC 360 “Property, Plant, and Equipment” (“ASC 360”) for its long-lived assets. Pursuant to ASC 360-10-35-17, an impairment loss shall be recognized only if the carrying amount of a long-lived asset (asset group) is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset (asset group) is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset (asset group). That assessment shall be based on the carrying amount of the asset (asset group) at the date it is tested for recoverability. An impairment loss shall be measured as the amount by which the carrying amount of a long-lived asset (asset group) exceeds its fair value. Pursuant to ASC 360-10-35-20, if an impairment loss is recognized, the adjusted carrying amount of a long-lived asset shall be its new cost basis. For a depreciable long-lived asset, the new cost basis shall be depreciated (amortized) over the remaining useful life of that asset. Restoration of a previously recognized impairment loss is prohibited.

Pursuant to ASC 360-10-35-21, the Company’s long-lived asset (asset group) is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. The Company considers the following to be some examples of such events or changes in circumstances that may trigger an impairment review: (a) significant decrease in the market price of a long-lived asset (asset group); (b) a significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition; (c) a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset (asset group), including an adverse action or assessment by a regulator; (d) an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset (asset group); (e) a current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset (asset group); and (f) a current expectation that, more likely than not, a long-lived asset (asset group) will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company tests its long-lived assets for potential impairment indicators at least annually and more frequently upon the occurrence of such events.

Based on its assessments, the Company recorded no impairment charges on long-lived assets for the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), and year ended December 31, 2022 (Predecessor).

New Accounting Pronouncements Adopted in 2023

In June 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-13, “Financial Instruments – Credit Losses” (“ASU 2016-13”), which requires a reporting entity to determine the allowance for credit losses for an instrument based on the amortized cost of the financial asset. The expected credit loss model aims to provide stakeholders with more transparent and timely information regarding an entity’s credit risk exposures. At the same time, it provides processes and procedures in determining a doubtful account.

ASU 2016-13 is effective for interim and annual periods beginning after March 14, 2023, on a prospective basis, with early adoption permitted. The Company adopted ASU 2016-13 in the first quarter of fiscal 2023, March 31, 2023, and the impact of the adoption was not material.

Recently Issued Accounting Standards Not Yet Adopted

In July 2023, the FASB issued ASU 2023-03, “Presentation of Financial Statements (Topic 205), Income Statement - Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation - Stock Compensation (Topic 718),” which updates codification on how an entity would apply the scope guidance in paragraph 718-10-15-3 to determine whether profits interest and similar awards should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. The effective date of this update is for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of this ASU will have on the Company’s consolidated financial position and results of operations.

In October 2023, the FASB issued ASU 2023-06 “Disclosure Improvements,” which amends the codification in response to the SEC’s Disclosure Update and Simplification Initiative. The effective date of this update is for fiscal years beginning after June 30, 2027, including interim periods within those fiscal years. The Company is currently assessing potential impacts of ASU 2023-06 and does not expect the adoption of this guidance will have a material impact on its consolidated financial statements and disclosures.

In the fourth quarter of 2023, the FASB issued three ASU’s: No. 2023-07 “Segment Reporting (Topic 280),” No. 2023-08 “Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60)” and No. 2023-09 “Income Taxes (Topic 740).” The Management sees the Company as one single unit, instead of as segments, leading to a more in-depth consideration should FASB ASU No. 2023-07 be considered. FASB ASU No. 2023-07 is effective after fiscal year ended December 15, 2023. The effects of ASU 2023-08 and ASU 2023-09 are both being considered and assessed for their potential effects, but the Company does not expect any material impact on the financial statements and disclosures. Both FASB ASU 2023-08 and 2023-09 are effective after fiscal year ended December 15, 2024.